ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8%
	ADVERTISING & MARKETING - 0.6%
81	Interpublic Group of Companies, Inc. (The)	$ 2,074
2	Omnicom Group, Inc.	126
8	Trade Desk, Inc. (The), Class A(a)	478
		2,678
	AEROSPACE & DEFENSE - 1.2%
25	Howmet Aerospace, Inc.	773
6	Huntington Ingalls Industries, Inc.	1,329
1	Teledyne Technologies, Inc.(a)	338
32	Textron, Inc.	1,864
9	Woodward, Inc.	722
		5,026
	APPAREL & TEXTILE PRODUCTS - 1.6%
7	Columbia Sportswear Company	471
4	Crocs, Inc.(a)	275
5	Deckers Outdoor Corporation(a)	1,563
20	Hanesbrands, Inc.	139
5	PVH Corporation	224
17	Ralph Lauren Corporation	1,444
38	Skechers USA, Inc., Class A(a)	1,206
45	Tapestry, Inc.	1,279
		6,601
	ASSET MANAGEMENT - 1.3%
2	Apollo Global Management, Inc.	93
1	Ares Management Corporation, Class A	62
16	Carlyle Group, Inc. (The)	414
96	Franklin Resources, Inc.	2,066
3	LPL Financial Holdings, Inc.	655
4	Raymond James Financial, Inc.	395
31	Stifel Financial Corporation	1,609
		5,294
	AUTOMOTIVE - 1.4%
19	Autoliv, Inc.	1,266
61	BorgWarner, Inc.	1,915
42	Gentex Corporation	1,001

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	AUTOMOTIVE - 1.4% (Continued)
4	Harley-Davidson, Inc.	$ 140
13	Lear Corporation	1,556
		5,878
	BANKING - 4.7%
5	Citizens Financial Group, Inc.	172
27	Comerica, Inc.	1,920
14	Cullen/Frost Bankers, Inc.	1,851
12	East West Bancorp, Inc.	806
124	First Horizon Corporation	2,839
4	Huntington Bancshares, Inc.	53
12	KeyCorporation	192
3	M&T Bank Corporation	529
19	Pinnacle Financial Partners, Inc.	1,541
23	Prosperity Bancshares, Inc.	1,534
10	Regions Financial Corporation	201
18	SouthState Corporation	1,424
1	SVB Financial Group(a)	336
38	Synovus Financial Corporation	1,425
140	Valley National Bancorp	1,512
23	Webster Financial Corporation	1,039
8	Western Alliance Bancorp	526
37	Zions Bancorp NA	1,882
		19,782
	BEVERAGES - 0.6%
1	Boston Beer Company, Inc. (The), Class A(a)	324
45	Molson Coors Beverage Company, Class B	2,159
		2,483
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.7%
1	ACADIA Pharmaceuticals, Inc.(a)	16
3	BioMarin Pharmaceutical, Inc.(a)	254
1	Blueprint Medicines Corporation(a)	66
6	Denali Therapeutics, Inc.(a)	184
123	Elanco Animal Health, Inc.(a)	1,527
82	Exelixis, Inc.(a)	1,286

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.7% (Continued)
31	Halozyme Therapeutics, Inc.(a)	$ 1,226
27	Ionis Pharmaceuticals, Inc.(a)	1,194
1	Iovance Biotherapeutics, Inc.(a)	10
2	Mirati Therapeutics, Inc.(a)	140
15	Neurocrine Biosciences, Inc.(a)	1,593
3	Novavax, Inc., Class A(a)	55
17	Sarepta Therapeutics, Inc.(a)	1,879
1	TG Therapeutics, Inc.(a)	6
3	Ultragenyx Pharmaceutical, Inc.(a)	124
9	United Therapeutics Corporation(a)	1,884
		11,444
	CHEMICALS - 3.1%
1	Albemarle Corporation	264
12	Ashland, Inc.	1,140
1	Avery Dennison Corporation	163
19	Celanese Corporation, Class A	1,716
8	CF Industries Holdings, Inc.	770
42	Chemours Company (The)	1,035
20	Eastman Chemical Company	1,421
11	FMC Corporation	1,163
27	Huntsman Corporation	663
3	International Flavors & Fragrances, Inc.	273
22	Mosaic Company (The)	1,063
39	Olin Corporation	1,672
9	RPM International, Inc.	750
33	Univar Solutions, Inc.(a)	750
		12,843
	COMMERCIAL SUPPORT SERVICES - 1.7%
46	Aramark	1,435
9	ASGN, Inc.(a)	813
4	Clean Harbors, Inc.(a)	440
37	H&R Block, Inc.	1,574
3	ManpowerGroup, Inc.	194
22	Robert Half International, Inc.	1,683

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.7% (Continued)
4	Stericycle, Inc.(a)	$ 169
24	Terminix Global Holdings, Inc.(a)	919
		7,227
	CONSTRUCTION MATERIALS - 1.9%
15	Advanced Drainage Systems, Inc.	1,866
9	Carlisle Companies, Inc.	2,524
1	Eagle Materials, Inc.	107
1	Martin Marietta Materials, Inc.	322
47	MDU Resources Group, Inc.	1,285
23	Owens Corning	1,808
		7,912
	CONSUMER SERVICES - 0.5%
37	Service Corporation International	2,136

	CONTAINERS & PACKAGING - 1.6%
6	Crown Holdings, Inc.	486
58	Graphic Packaging Holding Company	1,145
76	International Paper Company	2,409
2	Packaging Corporation of America	225
30	Sealed Air Corporation	1,336
3	Sonoco Products Company	170
26	Westrock Company	803
		6,574
	DIVERSIFIED INDUSTRIALS - 0.2%
16	ITT, Inc.	1,045

	E-COMMERCE DISCRETIONARY - 0.7%
30	Etsy, Inc.(a)	3,004

	ELECTRIC UTILITIES - 2.6%
10	Alliant Energy Corporation	530
8	Evergy, Inc.	475
1	Hawaiian Electric Industries, Inc.	35
8	IDACORP, Inc.	792

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	ELECTRIC UTILITIES - 2.6% (Continued)
16	NextEra Energy Partners, L.P.	$ 1,157
75	NRG Energy, Inc.	2,870
46	OGE Energy Corporation	1,677
14	Pinnacle West Capital Corporation	903
1	Portland General Electric Company	44
115	Vistra Corporation	2,415
		10,898
	ELECTRICAL EQUIPMENT - 1.7%
30	A O Smith Corporation	1,457
6	Acuity Brands, Inc.	945
29	Cognex Corporation	1,202
1	Generac Holdings, Inc.(a)	178
8	Hubbell, Inc.	1,784
5	Littelfuse, Inc.	994
2	National Instruments Corporation	76
4	Trimble, Inc.(a)	217
21	Vertiv Holdings Company	204
		7,057
	ENGINEERING & CONSTRUCTION - 1.3%
22	AECOM	1,504
3	EMCOR Group, Inc.	346
3	Jacobs Solutions, Inc.	325
23	KBR, Inc.	994
13	MasTec, Inc.(a)	826
4	Quanta Services, Inc.	510
8	Tetra Tech, Inc.	1,028
3	WillScot Mobile Mini Holdings Corporation(a)	121
		5,654
	ENTERTAINMENT CONTENT - 0.4%
14	Take-Two Interactive Software, Inc.(a)	1,526

	FOOD - 2.1%
1	BellRing Brands, Inc.(a)	21
35	Campbell Soup Company	1,649

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	FOOD - 2.1% (Continued)
14	Darling Ingredients, Inc.(a)	$ 926
45	Flowers Foods, Inc.	1,111
15	Ingredion, Inc.	1,208
12	J M Smucker Company (The)	1,649
30	Lamb Weston Holdings, Inc.	2,321
1	Lancaster Colony Corporation	150
		9,035
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
13	Louisiana-Pacific Corporation	665
19	Trex Company, Inc.(a)	835
		1,500
	GAS & WATER UTILITIES - 2.3%
8	Atmos Energy Corporation	815
47	Essential Utilities, Inc.	1,945
19	National Fuel Gas Company	1,169
119	NiSource, Inc.	2,998
86	UGI Corporation	2,780
		9,707
	HEALTH CARE FACILITIES & SERVICES - 2.9%
1	Amedisys, Inc.(a)	97
24	Cardinal Health, Inc.	1,600
8	Charles River Laboratories International, Inc.(a)	1,574
3	Chemed Corporation	1,310
2	DaVita, Inc.(a)	166
24	Encompass Health Corporation	1,086
12	Enhabit, Inc.(a)	169
24	Henry Schein, Inc.(a)	1,578
2	Invitae Corporation(a)	5
5	LHC Group, Inc.(a)	818
11	Syneos Health, Inc.(a)	519
20	Teladoc Health, Inc.(a)	507
30	Universal Health Services, Inc., Class B	2,645
		12,074

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	HOME & OFFICE PRODUCTS - 1.0%
8	Leggett & Platt, Inc.	$ 266
84	Newell Brands, Inc.	1,167
6	Scotts Miracle-Gro Company (The)	256
13	Tempur Sealy International, Inc.	314
16	Whirlpool Corporation	2,157
		4,160
	HOME CONSTRUCTION - 1.6%
28	Fortune Brands Home & Security, Inc.	1,503
18	Masco Corporation	840
16	Mohawk Industries, Inc.(a)	1,459
63	PulteGroup, Inc.	2,363
17	Toll Brothers, Inc.	714
		6,879
	HOUSEHOLD PRODUCTS - 0.3%
190	Coty, Inc., Class A(a)	1,201

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%^
1	Timken Company (The)	59

	INDUSTRIAL SUPPORT SERVICES - 1.4%
7	AMERCO	3,564
1	SiteOne Landscape Supply, Inc.(a)	104
1	United Rentals, Inc.(a)	270
2	Watsco, Inc.	515
12	WESCO International, Inc.(a)	1,433
		5,886
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
16	Houlihan Lokey, Inc.	1,206
68	Jefferies Financial Group, Inc.	2,006
14	SEI Investments Company	687
		3,899
	INSURANCE - 9.1%
6	Alleghany Corporation(a)	5,036
26	American Financial Group, Inc.	3,196

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	INSURANCE - 9.1% (Continued)
19	Assurant, Inc.	$ 2,760
8	Cincinnati Financial Corporation	717
161	Equitable Holdings, Inc.	4,243
34	Globe Life, Inc.	3,390
11	Hartford Financial Services Group, Inc. (The)	681
64	Lincoln National Corporation	2,810
10	Loews Corporation	499
1	Markel Corporation(a)	1,084
134	Old Republic International Corporation	2,805
3	Primerica, Inc.	370
11	Principal Financial Group, Inc.	794
1	Radian Group, Inc.	19
15	Reinsurance Group of America, Inc.	1,887
11	RLI Corporation	1,126
79	Unum Group	3,065
34	Voya Financial, Inc.	2,057
27	W R Berkley Corporation	1,744
		38,283
	INTERNET MEDIA & SERVICES - 0.9%
2	Expedia Group, Inc.(a)	187
26	GoDaddy, Inc., Class A(a)	1,843
82	Pinterest, Inc., Class A(a)	1,911
1	TripAdvisor, Inc.(a)	22
		3,963
	LEISURE FACILITIES & SERVICES - 2.0%
31	Boyd Gaming Corporation	1,477
12	Choice Hotels International, Inc.	1,314
6	Churchill Downs, Inc.	1,105
4	Darden Restaurants, Inc.	505
13	Hilton Grand Vacations, Inc.(a)	428
4	Marriott Vacations Worldwide Corporation	487
2	Penn Entertainment, Inc.(a)	55
14	Texas Roadhouse, Inc.	1,222
4	Vail Resorts, Inc.	862

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	LEISURE FACILITIES & SERVICES - 2.0% (Continued)
19	Wyndham Hotels & Resorts, Inc.	$ 1,166
		8,621
	LEISURE PRODUCTS - 1.3%
23	Brunswick Corporation	1,506
4	Fox Factory Holding Corporation(a)	316
27	Hasbro, Inc.	1,820
14	Mattel, Inc.(a)	265
12	Polaris, Inc.	1,148
8	Thor Industries, Inc.	560
		5,615
	MACHINERY - 4.8%
16	AGCO Corporation	1,539
6	Curtiss-Wright Corporation	835
28	Donaldson Company, Inc.	1,372
4	Enovis Corporation(a)	184
1	Flowserve Corporation	24
28	Graco, Inc.	1,679
1	IDEX Corporation	200
14	Lincoln Electric Holdings, Inc.	1,760
9	Middleby Corporation (The)(a)	1,154
2	MSA Safety, Inc.	219
9	Nordson Corporation	1,910
12	Oshkosh Corporation	843
16	Regal Rexnord Corporation	2,246
14	Snap-on, Inc.	2,819
25	Stanley Black & Decker, Inc.	1,880
20	Toro Company (The)	1,730
		20,394
	MEDICAL EQUIPMENT & DEVICES - 2.3%
7	ABIOMED, Inc.(a)	1,720
2	Bio-Techne Corporation	568
2	Bruker Corporation	106
50	DENTSPLY SIRONA, Inc.	1,417
27	Exact Sciences Corporation(a)	877

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.3% (Continued)
3	Globus Medical, Inc., Class A(a)	$ 179
1	Haemonetics Corporation(a)	74
2	Insulet Corporation(a)	459
6	Integra LifeSciences Holdings Corporation(a)	254
1	iRhythm Technologies, Inc.(a)	125
6	Masimo Corporation(a)	847
1	Nevro Corporation(a)	47
1	Penumbra, Inc.(a)	190
1	Repligen Corporation(a)	187
5	Shockwave Medical, Inc.(a)	1,390
7	Teleflex, Inc.	1,410
		9,850
	METALS & MINING - 1.0%
57	Alcoa Corporation	1,919
156	Cleveland-Cliffs, Inc.(a)	2,101
3	Royal Gold, Inc.	281
		4,301
	OIL & GAS PRODUCERS - 6.8%
82	Antero Resources Corporation(a)	2,503
64	APA Corporation	2,188
3	ConocoPhillips	307
38	Coterra Energy, Inc.	992
8	Diamondback Energy, Inc.	964
96	EQT Corporation	3,912
50	HF Sinclair Corporation	2,692
33	Magnolia Oil & Gas Corporation	654
25	Marathon Oil Corporation	564
27	Matador Resources Company	1,321
50	Murphy Oil Corporation	1,758
83	Ovintiv, Inc.	3,818
34	PDC Energy, Inc.	1,965
68	Range Resources Corporation(a)	1,718
21	SM Energy Company	790
215	Southwestern Energy Company(a)	1,316

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	OIL & GAS PRODUCERS - 6.8% (Continued)
18	Targa Resources Corporation	$ 1,086
		28,548
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
12	Halliburton Company	296
68	NOV, Inc.	1,100
		1,396
	PUBLISHING & BROADCASTING - 0.9%
11	Liberty Media Corporation-Liberty Formula One, Class C(a)	644
157	News Corporation, Class A	2,372
4	Nexstar Media Group, Inc.	667
		3,683
	REAL ESTATE SERVICES - 0.3%
9	Jones Lang LaSalle, Inc.(a)	1,360

	REIT - 0.4%
1	Texas Pacific Land Corporation	1,777

	RENEWABLE ENERGY - 1.4%
2	Enphase Energy, Inc.(a)	555
21	First Solar, Inc.(a)	2,778
95	Plug Power, Inc.(a)	1,996
14	Sunrun, Inc.(a)	386
		5,715
	RETAIL - CONSUMER STAPLES - 1.2%
31	BJ's Wholesale Club Holdings, Inc.(a)	2,257
9	Casey's General Stores, Inc.	1,823
8	Five Below, Inc.(a)	1,101
1	Ollie's Bargain Outlet Holdings, Inc.(a)	52
		5,233
	RETAIL - DISCRETIONARY - 3.6%
2	Advance Auto Parts, Inc.	313
17	AutoNation, Inc.(a)	1,732
59	Builders FirstSource, Inc.(a)	3,476
12	Burlington Stores, Inc.(a)	1,343

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	RETAIL - DISCRETIONARY - 3.6% (Continued)
12	Dick's Sporting Goods, Inc.	$ 1,256
1	Floor & Decor Holdings, Inc., Class A(a)	70
16	Gap, Inc. (The)	131
3	Genuine Parts Company	448
17	Kohl's Corporation	428
8	Lithia Motors, Inc.	1,716
5	RH(a)	1,230
1	Tractor Supply Company	186
1	Ulta Beauty, Inc.(a)	401
19	Williams-Sonoma, Inc.	2,239
		14,969
	SEMICONDUCTORS - 2.8%
4	Azenta, Inc.	171
1	Cirrus Logic, Inc.(a)	69
13	Coherent Corporation(a)	453
4	Entegris, Inc.	332
12	IPG Photonics Corporation(a)	1,012
24	Lattice Semiconductor Corporation(a)	1,181
6	Marvell Technology, Inc.	258
13	MKS Instruments, Inc.	1,074
1	Monolithic Power Systems, Inc.	363
9	ON Semiconductor Corporation(a)	561
27	Qorvo, Inc.(a)	2,144
3	Silicon Laboratories, Inc.(a)	370
9	Synaptics, Inc.(a)	891
4	Teradyne, Inc.	301
7	Universal Display Corporation	661
18	Wolfspeed, Inc.(a)	1,861
		11,702
	SOFTWARE - 2.6%
1	ACI Worldwide, Inc.(a)	21
1	Alteryx, Inc., Class A(a)	56
2	Aspen Technology, Inc.(a)	476
26	Black Knight, Inc.(a)	1,683

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	SOFTWARE - 2.6% (Continued)
3	Concentrix Corporation	$ 335
1	Five9, Inc.(a)	75
11	Guidewire Software, Inc.(a)	677
13	Manhattan Associates, Inc.(a)	1,729
4	NortonLifeLock, Inc.	81
3	Omnicell, Inc.(a)	261
7	Paylocity Holding Corporation(a)	1,691
5	Pegasystems, Inc.	161
20	PTC, Inc.(a)	2,092
15	Tenable Holdings, Inc.(a)	522
7	Teradata Corporation(a)	217
2	Varonis Systems, Inc.(a)	53
6	Zendesk, Inc.(a)	457
3	Ziff Davis, Inc.(a)	206
		10,793
	SPECIALTY FINANCE - 1.5%
122	Fidelity National Financial, Inc.	4,417
30	First American Financial Corporation	1,383
1	MGIC Investment Corporation	13
1	SLM Corporation	14
12	Synchrony Financial	338
		6,165
	STEEL - 0.6%
6	Reliance Steel & Aluminum Company	1,047
11	Steel Dynamics, Inc.	780
44	United States Steel Corporation	797
		2,624
	TECHNOLOGY HARDWARE - 3.8%
19	Arrow Electronics, Inc.(a)	1,752
33	Ciena Corporation(a)	1,334
18	Dolby Laboratories, Inc., Class A	1,173
12	F5, Inc.(a)	1,737
31	Jabil, Inc.	1,789
75	Juniper Networks, Inc.	1,959

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	TECHNOLOGY HARDWARE - 3.8% (Continued)
13	Lumentum Holdings, Inc.(a)	$ 891
4	NetApp, Inc.	247
73	Pure Storage, Inc., Class A(a)	1,998
3	TD SYNNEX Corporation	244
1	ViaSat, Inc.(a)	30
82	Western Digital Corporation(a)	2,669
		15,823
	TECHNOLOGY SERVICES - 2.6%
27	Booz Allen Hamilton Holding Corporation	2,493
4	CACI International, Inc., Class A(a)	1,044
81	DXC Technology Company(a)	1,983
2	Euronet Worldwide, Inc.(a)	152
1	Fair Isaac Corporation(a)	412
1	Gartner, Inc.(a)	277
9	Jack Henry & Associates, Inc.	1,640
8	Leidos Holdings, Inc.	700
79	Western Union Company (The)	1,066
8	WEX, Inc.(a)	1,016
		10,783
	TELECOMMUNICATIONS - 0.1%
9	Iridium Communications, Inc.(a)	399

	TRANSPORTATION & LOGISTICS - 1.9%
22	Alaska Air Group, Inc.(a)	861
25	CH Robinson Worldwide, Inc.	2,408
7	GXO Logistics, Inc.(a)	246
1	JB Hunt Transport Services, Inc.	156
1	JetBlue Airways Corporation(a)	7
37	Knight-Swift Transportation Holdings, Inc.	1,810
8	Landstar System, Inc.	1,155
4	Saia, Inc.(a)	760
16	XPO Logistics, Inc.(a)	712
		8,115

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8% (Continued)
	TRANSPORTATION EQUIPMENT - 0.1%
4	Westinghouse Air Brake Technologies Corporation	$ 325

	WHOLESALE - CONSUMER STAPLES - 0.8%
51	Performance Food Group Company(a)	2,190
38	US Foods Holding Corporation(a)	1,005
		3,195
	WHOLESALE - DISCRETIONARY - 1.0%
34	LKQ Corporation	1,603
8	Pool Corporation	2,546
		4,149

	TOTAL COMMON STOCKS (Cost $430,973)	407,243

	PARTNERSHIP SHARES — 0.9%
	OIL & GAS PRODUCERS - 0.9%
27	Magellan Midstream Partners, L.P.	1,283
91	Western Midstream Partners, L.P.	2,290
	TOTAL PARTNERSHIP SHARES (Cost $3,541)	3,573

	MONEY MARKET FUND - 2.0%
8,620	First American Treasury Obligations Fund, Class X, 2.87%(b)	8,620
	TOTAL MONEY MARKET FUND (Cost $8,620)

	TOTAL INVESTMENTS - 99.7% (Cost $443,134)	$ 419,436
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.3%	1,407
	NET ASSETS - 100.0%	$ 420,843

(a)	Non-income producing security.
(b) ^	Rate disclosed is the seven day effective yield as of September 30, 2022. Amount represents less than 0.05%.